Right-of-Use Assets and Lease Liabilities - Schedule of Carrying Amounts of Lease Liabilities and the Movements (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Carrying Amounts of Lease Liabilities and the Movements [Abstract]
At beginning of year	$ 212,689	$ 40,245
Additions to lease liabilities	616,820	345,871
Early termination of lease	(118,047)	(40,407)
Interest charged	17,777	7,702
Payment made	(189,802)	(141,821)
Exchange realignment	(2,874)	1,099
At end of year	$ 536,563	$ 212,689